UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Courtney R. Taylor

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Bond Fund® Investment portfolio June 30, 2013

Unaudited

Bonds, notes & other debt instruments 97.64%
	Principal amount	Value
Euros 18.72%	(000)	(000)

Spanish Government 5.50% 2017	€ 62,377	US$ 87,667
Spanish Government 4.50% 2018	66,485	89,842
Spanish Government 4.30% 2019	11,050	14,633
Spanish Government 4.40% 2023	117,815	149,118
Spanish Government 5.40% 2023	157,425	215,383
German Government 2.50% 2014	12,500	16,760
German Government 1.50% 2016[1]	17,086	23,725
German Government, Series 159, 2.00% 2016	9,690	13,190
German Government, Series 6, 4.00% 2016	5,175	7,473
German Government 4.25% 2017	25,250	37,711
German Government, Series 165, 0.50% 2018	12,280	15,829
German Government, Series 7, 4.00% 2018	49,275	73,687
German Government 1.75% 2020[1]	28,944	43,046
German Government 3.00% 2020	7,635	11,200
German Government, Series 9, 3.25% 2020	14,100	20,894
German Government 1.50% 2022	12,090	15,595
German Government 2.00% 2022	56,270	76,406
German Government 1.50% 2023	5,450	6,969
German Government 6.25% 2024	346	645
German Government 5.625% 2028	8,525	15,919
German Government 6.25% 2030	8,810	17,710
German Government, Series 00, 5.50% 2031	10,275	19,472
German Government, Series 8, 4.75% 2040	2,840	5,362
German Government 3.25% 2042	10,443	15,846
German Government 2.50% 2044	4,300	5,635
Portuguese Government 6.40% 2016	48,620	65,818
Portuguese Government 4.35% 2017	64,330	81,504
Portuguese Government 4.75% 2019	5,900	7,263
Portuguese Government 3.85% 2021	51,350	57,439
Portuguese Government 5.65% 2024	74,900	90,826
Irish Government 5.50% 2017	18,430	26,607
Irish Government 5.90% 2019	10,000	14,674
Irish Government 4.50% 2020	24,355	33,147
Irish Government 5.00% 2020	17,500	24,478
Irish Government 3.90% 2023	68,830	88,301
Irish Government 5.40% 2025	14,250	20,135
Belgium (Kingdom of), Series 69, 1.25% 2018	78,050	100,400
Belgium (Kingdom of), Series 67, 3.00% 2019	29,830	41,671
Belgium (Kingdom of), Series 68, 2.25% 2023	12,500	15,703
Italian Government 4.75% 2017	45,465	62,497
Italian Government 4.75% 2017	35,800	49,263
Netherlands Government Eurobond 3.25% 2015	9,650	13,318
Netherlands Government Eurobond 4.00% 2019	37,900	56,931
Greek Government 2.00%/3.00% 2023[2]	4,240	2,997
Greek Government 2.00%/3.00% 2024[2]	4,240	2,799
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2025[2]	€ 4,240	US$ 2,677
Greek Government 2.00%/3.00% 2026[2]	4,240	2,571
Greek Government 2.00%/3.00% 2027[2]	4,240	2,518
Greek Government 2.00%/3.00% 2028[2]	4,240	2,481
Greek Government 2.00%/3.00% 2029[2]	4,240	2,439
Greek Government 2.00%/3.00% 2030[2]	4,240	2,412
Greek Government 2.00%/3.00% 2031[2]	4,240	2,381
Greek Government 2.00%/3.00% 2032[2]	4,240	2,365
Greek Government 2.00%/3.00% 2033[2]	4,240	2,375
Greek Government 2.00%/3.00% 2034[2]	4,240	2,382
Greek Government 2.00%/3.00% 2035[2]	4,240	2,357
Greek Government 2.00%/3.00% 2036[2]	5,990	3,323
Greek Government 2.00%/3.00% 2037[2]	6,340	3,526
Greek Government 2.00%/3.00% 2038[2]	5,140	2,811
Greek Government 2.00%/3.00% 2039[2]	4,240	2,335
Greek Government 2.00%/3.00% 2040[2]	6,890	3,766
Greek Government 2.00%/3.00% 2041[2]	9,290	5,127
Greek Government 2.00%/3.00% 2042[2]	5,140	2,818
Hungarian Government 5.75% 2018	18,290	24,515
Hungarian Government 6.00% 2019	18,100	24,564
Hungarian Government 3.875% 2020	4,000	4,881
Koninklijke KPN NV 3.75% 2020	17,600	23,774
Koninklijke KPN NV 3.25% 2021	11,050	14,302
Koninklijke KPN NV 4.50% 2021	5,800	8,082
Barclays Bank PLC 4.00% 2019[3]	12,450	18,478
Barclays Bank PLC 6.00% 2021	13,725	19,342
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[3]	19,500	28,104
HBOS PLC 4.375% 2019[4]	885	1,122
Lloyds TSB Bank PLC 6.50% 2020	16,525	23,630
Royal Bank of Scotland PLC 6.934% 2018	16,920	23,094
Veolia Environnement 4.375% 2017	5,200	7,521
Veolia Environnement 6.125% 2033	6,615	10,790
HSBC Holdings PLC 6.00% 2019	10,975	16,543
HSBC Bank PLC 4.00% 2021	1,000	1,461
Merrill Lynch & Co., Inc. 4.625% 2018	12,536	17,191
KfW 4.375% 2013	11,875	15,640
GE Capital European Funding 5.375% 2020	9,100	14,091
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	13,796
European Investment Bank 4.75% 2017	8,490	12,831
Schering-Plough Corp. 5.375% 2014	8,105	11,190
National Grid Transco PLC 5.00% 2018	3,275	4,960
National Grid Transco PLC 4.375% 2020	4,000	5,981
Slovenia (Republic of) 4.125% 2020	3,920	4,602
Slovenia (Republic of) 4.625% 2024	5,485	6,072
Canadian Government 3.50% 2020	7,000	10,471
Telecom Italia SpA 7.75% 2033	3,000	4,369
Telecom Italia SpA 5.25% 2055	5,100	5,390
Wal-Mart Stores, Inc. 4.875% 2029	6,000	9,531
Anheuser-Busch InBev NV 8.625% 2017	5,730	9,457
Daimler AG, Series 6, 4.125% 2017	6,350	9,076
Standard Chartered Bank 5.875% 2017	6,000	8,821
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,421
Assicurazioni Generali SPA 7.75% 2042[4]	2,100	2,911
Assicurazioni Generali SpA 10.125% 2042	2,700	4,238
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Volvo Treasury AB 5.00% 2017	€4,500	US$ 6,584
Deutsche Telekom International Finance BV 7.50% 2033	3,375	6,571
AT&T Inc. 6.125% 2015	4,500	6,416
Cyprus (Republic of) 4.625% 2020	7,200	6,162
French Government 0.75% 2014	500	655
French Government 8.50% 2023	2,500	5,021
Roche Holdings, Inc. 5.625% 2016	3,400	4,988
Skandinaviska Enskilda 5.50% 2014	2,000	2,715
Skandinaviska Enskilda 4.25% 2018	1,500	2,176
RCI Banque 2.875% 2018	3,700	4,793
France Télécom 5.625% 2018	3,000	4,606
Shell International Finance BV 4.50% 2016	3,000	4,289
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,258
Gas Natural SGD, SA 4.125% 2018	2,750	3,804
Novartis Finance SA, 4.25% 2016	2,500	3,585
CRH Finance BV 7.375% 2014[4]	2,125	2,928
BMW Group 3.875% 2017	2,000	2,840
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,581
AXA SA 4.50% 2015	1,350	1,858
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 5.75% 2021	1,250	1,643
Anglian Water Services Financing PLC 4.625% 2013	1,000	1,317
Wind Acquisition SA 7.375% 2018	925	1,218
		2,415,402
Japanese yen 7.55%

Japanese Government, Series 77, 1.00% 2013	¥ 935,000	9,446
Japanese Government, Series 317, 0.10% 2014	12,003,450	121,033
Japanese Government, Series 269, 1.30% 2015	31,165,650	320,597
Japanese Government, Series 284, 1.70% 2016	7,700,000	81,693
Japanese Government, Series 281, 2.00% 2016	1,415,000	15,047
Japanese Government, Series 14, 1.20% 2017[1]	1,260,552	14,018
Japanese Government, Series 289, 1.50% 2017	2,993,000	31,830
Japanese Government, Series 305, 1.30% 2019	100,000	1,060
Japanese Government, Series 310, 1.00% 2020	8,779,750	90,966
Japanese Government, Series 315, 1.20% 2021	2,165,000	22,648
Japanese Government, Series 321, 1.00% 2022	4,350,000	44,694
Japanese Government, Series 4, 2.90% 2030	850,000	10,341
Japanese Government, Series 136, 1.60% 2032	6,778,250	67,900
Japanese Government, Series 21, 2.30% 2035	8,435,000	94,023
Japanese Government, Series 29, 2.40% 2038	1,828,950	20,748
Japanese Government, Series 36, 2.00% 2042	1,960,000	20,559
European Investment Bank 1.40% 2017	721,700	7,588
		974,191
Mexican pesos 4.50%

United Mexican States Government 4.50% 2014[1]	MXN 490,264	40,170
United Mexican States Government, Series M, 6.25% 2016	614,800	49,868
United Mexican States Government, Series M10, 7.25% 2016	339,000	28,250
United Mexican States Government, Series M, 5.00% 2017	869,500	67,366
United Mexican States Government, Series M10, 7.75% 2017	571,000	48,702
United Mexican States Government 3.50% 2017[1]	261,969	21,845
United Mexican States Government, Series M, 8.00% 2020	1,273,000	112,568
United Mexican States Government, Series M, 6.50% 2021	772,500	63,160
United Mexican States Government, Series M20, 10.00% 2024	514,500	53,636
Bonds, notes & other debt instruments
	Principal amount	Value
Mexican pesos (continued)	(000)	(000)

United Mexican States Government, Series M30, 10.00% 2036	MXN615,000	US$ 63,326
United Mexican States Government 4.00% 2040[1]	286,235	24,365
Red de Carreteras de Occidente 9.00% 2028	80,060	5,843
América Móvil, SAB de CV 8.46% 2036	15,000	1,153
		580,252
Polish zloty 3.69%

Polish Government, Series 0414, 5.75% 2014	PLN114,875	35,372
Polish Government, Series 1017, 5.25% 2017	634,000	202,995
Polish Government, Series 1020, 5.25% 2020	126,950	41,102
Polish Government, Series 1021, 5.75% 2021	409,995	136,718
Polish Government 5.75% 2022	181,910	60,458
		476,645
Swedish kronor 3.32%

Swedish Government, Series 1041, 6.75% 2014	SKr 22,080	3,453
Swedish Government 3.50% 2015[1]	39,131	6,306
Swedish Government, Series 1049, 4.50% 2015	718,495	114,615
Swedish Government, Series 3107, 0.50% 2017[1]	38,359	5,754
Swedish Government, Series 1051, 3.75% 2017	372,700	60,701
Swedish Government, Series 105, 4.25% 2019	458,000	77,655
Swedish Government, Series 1047, 5.00% 2020	66,250	11,959
Swedish Government 4.00% 2020[1]	57,637	10,706
Swedish Government, Series 105, 3.50% 2022	543,140	90,190
Swedish Government, Series 3104, 3.50% 2028[1]	197,006	40,748
Nordea Hypotek AB 4.00% 2014[3]	45,800	7,005
		429,092
British pounds 3.05%

United Kingdom 1.25% 2017[1]	£ 3,320	5,685
United Kingdom 5.00% 2018	9,510	16,920
United Kingdom 3.75% 2020	11,220	19,127
United Kingdom 4.75% 2020	4,885	8,806
United Kingdom 2.50% 2020[1]	7,850	14,908
United Kingdom 3.75% 2021	43,400	73,642
United Kingdom 8.00% 2021	2,300	5,003
United Kingdom 1.75% 2022	17,000	24,400
United Kingdom 1.875% 2022[1]	9,707	18,170
United Kingdom 4.75% 2030	10,870	20,104
United Kingdom 0.75% 2034[1]	14,840	26,240
United Kingdom 4.25% 2040	13,960	24,062
United Kingdom 0.625% 2042[1]	15,719	28,142
United Kingdom 4.25% 2055	700	1,226
RSA Insurance Group PLC 9.375% 2039[4]	1,733	3,266
RSA Insurance Group PLC 8.50% (undated)[4]	19,459	30,921
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	12,600	20,336
Telecom Italia SpA 6.375% 2019	3,000	4,686
France Télécom 5.00% 2016	10,600	17,439
France Télécom 7.25% 2020	1,825	3,430
Deutsche Telekom International Finance BV 6.50% 2022	4,450	8,196
Tesco PLC 5.50% 2033	2,640	4,231
Wal-Mart Stores, Inc. 5.625% 2034	1,950	3,568
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]	2,400	3,393
National Grid Transco PLC 4.00% 2027	2,250	3,346
Bonds, notes & other debt instruments
	Principal amount	Value
British pounds (continued)	(000)	(000)

Time Warner Cable Inc. 5.75% 2031	£1,375	US$ 2,198
NESTLE FINANCE INTER 2.25% 11-30-23	1,000	1,411
General Electric Capital Corp. 5.625% 2031	750	1,256
		394,112
South Korean won 1.66%

South Korean Government 5.50% 2017	KRW106,874,020	102,424
South Korean Government 5.75% 2018	49,999,410	49,208
South Korean Government, Series 2206, 3.75% 2022	12,000,000	10,833
South Korean Government 3.00% 2023	61,383,990	52,227
		214,692
Norwegian kroner 1.61%

Norwegian Government 4.25% 2017	NKr765,310	138,302
Norwegian Government 4.50% 2019	179,130	33,547
Norwegian Government 3.75% 2021	200,000	36,284
		208,133
Malaysian ringgits 1.17%

Malaysian Government, Series 0207, 3.814% 2017	MYR 25,000	8,004
Malaysian Government, Series 0210, 4.012% 2017	154,500	49,906
Malaysian Government, Series 0213, 3.26% 2018	82,700	26,019
Malaysian Government, Series 0203, 4.24% 2018	35,000	11,426
Malaysian Government, Series 0313, 3.48% 2023	176,050	54,924
		150,279
Canadian dollars 1.14%

Canadian Government 2.00% 2014	C$ 6,750	6,493
Canadian Government 2.00% 2014	5,000	4,783
Canadian Government 2.00% 2016	3,500	3,384
Canadian Government 1.25% 2018	23,711	21,998
Canadian Government 4.25% 2018	2,000	2,119
Canadian Government 3.25% 2021	26,610	27,120
Canadian Government 4.25% 2021[1]	6,509	8,074
Canadian Government 8.00% 2023	1,000	1,418
Canadian Government 5.75% 2029	1,500	1,975
Canadian Government 5.00% 2037	2,250	2,906
Canada Housing Trust 4.10% 2018	1,500	1,564
Canada Housing Trust 3.35% 2020	23,000	23,073
Province of Ontario, Series HC, 9.50% 2022	2,000	2,828
Province of Ontario 4.60% 2039	9,500	9,999
Province of Manitoba 4.25% 2018	8,500	8,817
Province de Québec 5.25% 2013	2,000	1,921
Province de Québec 9.375% 2023	2,000	2,826
Hydro One Inc. 5.49% 2040	4,000	4,512
Rogers Communications Inc. 5.80% 2016	3,500	3,646
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	1,967
Thomson Reuters Corp. 5.70% 2015	1,750	1,791
Bank of Montreal 5.18% 2015	1,750	1,769
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,212
Province of New Brunswick 6.75% 2017	750	838
		147,033
Bonds, notes & other debt instruments
	Principal amount	Value
Turkish lira 0.96%	(000)	(000)

Turkey (Republic of) 4.50% 2015[1]	TRY 7,959	US$ 4,429
Turkey (Republic of) 9.00% 2016	6,900	3,676
Turkey (Republic of) 10.50% 2020	64,675	37,372
Turkey (Republic of) 3.00% 2021[1]	57,784	31,369
Turkey (Republic of) 3.00% 2022[1]	41,298	22,295
Turkey (Republic of) 9.50% 2022	44,765	24,661
		123,802
Brazilian reais 0.95%

JPMorgan Chase & Co., Brazil (Federal Republic of), Credit Linked Notes 10.00% 2014[6]	BRL 1,625	684
JPMorgan Chase & Co., Brazil (Federal Republic of), Credit Linked Notes 6.00% 2014[1,6]	6,277	3,049
JPMorgan Chase & Co., Brazil (Federal Republic of), Credit Linked Notes 6.00% 2014[1,6]	4,550	2,211
Brazil (Federal Republic of) 6.00% 2015[1]	45,062	21,286
Brazil (Federal Republic of) 6.00% 2017[1]	64,630	30,714
Brazil (Federal Republic of) 6.00% 2018[1]	44,111	21,434
Brazil (Federal Republic of) 6.00% 2020[1]	39,900	19,584
Brazil (Federal Republic of) Global 12.50% 2022	11,700	6,161
Brazil (Federal Republic of) 6.00% 2022[1]	24,871	12,321
Brazil (Federal Republic of) Global 10.25% 2028	6,650	3,070
Brazil (Federal Republic of) 6.00% 2045[1]	3,380	1,689
		122,203
Hungarian forints 0.83%

Hungarian Government, Series 19/A, 6.50% 2019	HUF 6,237,250	28,967
Hungarian Government, Series 20A, 7.50% 2020	14,704,000	71,485
Hungarian Government, Series 22A, 7.00% 2022	1,300,000	6,132
		106,584
Chilean pesos 0.77%

Chilean Government 6.00% 2018	CLP 4,790,000	9,750
Chilean Government 3.00% 2018[1]	7,800,179	15,919
Chilean Government 5.50% 2020	5,808,500	11,604
Chilean Government 3.00% 2020[1]	1,325,455	2,717
Chilean Government 6.00% 2021	12,725,000	26,156
Chilean Government 3.00% 2022[1]	1,598,694	3,324
Chilean Government 3.00% 2022[1]	3,050,831	6,333
Chilean Government 6.00% 2023	4,510,000	9,265
Chilean Government 3.00% 2023[1]	6,536,847	13,694
		98,762
Russian rubles 0.69%

Russian Federation 6.20% 2018	RUB 628,200	18,714
Russian Federation 7.50% 2018	2,047,179	64,411
Russian Federation 7.60% 2022	180,000	5,533
		88,658
South African rand 0.64%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR530,402	54,180
South Africa (Republic of), Series R-209, 6.25% 2036	82,910	6,437
South Africa (Republic of), Series R-214, 6.50% 2041	287,090	22,417
		83,034
Bonds, notes & other debt instruments
	Principal amount	Value
Australian dollars 0.63%	(000)	(000)

Queensland Treasury Corp., Series 15, 6.00% 2015	A$ 3,750	US$ 3,668
Queensland Treasury Corp., Series 17, 6.00% 2017	13,507	13,622
Queensland Treasury Corp., Series 19, 6.25% 2019	15,000	15,500
Australia Government, Series 122, 5.25% 2019	20,000	20,216
Australian Government 4.00% 2020[1]	7,037	7,633
Australian Government, Series 133, 5.50% 2023	3,500	3,655
Australian Government, Series 136, 4.75% 2027	500	489
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	15,900
		80,683
Israeli shekels 0.59%

Israeli Government, Series 2683, 6.50% 2016	ILS 15,400	4,748
Israeli Government 5.50% 2017	108,210	33,403
Israeli Government 5.50% 2022	14,000	4,390
Israeli Government 4.25% 2023	118,760	33,858
		76,399
Philippine pesos 0.56%

Philippines (Republic of), Series 5-67, 6.25% 2014	PHP 512,330	12,141
Philippines (Republic of) 4.95% 2021	114,000	2,747
Philippines (Republic of) 6.375% 2022	1,719,551	45,821
Philippines (Republic of) 6.25% 2036	483,000	11,907
		72,616
Singapore dollars 0.39%

Singapore (Republic of) 3.75% 2016	S$51,090	44,568
Singapore (Republic of) 3.25% 2020	6,200	5,290
		49,858
Colombian pesos 0.38%

Colombia (Republic of) Global 12.00% 2015	COP20,840,000	12,496
Colombia (Republic of), Series B, 7.00% 2022	56,480,000	29,670
Colombia (Republic of) Global 9.85% 2027	9,383,000	6,451
		48,617
Peruvian nuevos soles 0.36%

Peru (Republic of) 7.84% 2020	PEN75,575	31,333
Peru (Republic of) 5.20% 2023	37,825	13,190
Peru (Republic of) 8.20% 2026	2,900	1,277
		45,800
Uruguayan pesos 0.12%

Uruguay (Republic of) 5.00% 2018[1]	UYU 48,656	2,750
Uruguay (Republic of) 4.375% 2028[1,3]	222,698	12,796
		15,546
U.S. dollars 43.36%

U.S. Treasury 0.125% 2013	US$ 1,000	1,000
U.S. Treasury 2.00% 2013	22,100	22,274
U.S. Treasury 2.75% 2013	46,000	46,406
U.S. Treasury 3.125% 2013	35,100	35,365
U.S. Treasury 0.50% 2014	2,495	2,503
U.S. Treasury 1.25% 2014[7]	48,182	48,517
U.S. Treasury 1.875% 2014	35,000	35,496
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

U.S. Treasury 2.625% 2014	US$ 5,000	US$ 5,131
U.S. Treasury 0.25% 2015	4,650	4,642
U.S. Treasury 0.25% 2016	10,100	9,990
U.S. Treasury 1.50% 2016	5,000	5,120
U.S. Treasury 1.75% 2016	5,000	5,156
U.S. Treasury 2.00% 2016	39,000	40,464
U.S. Treasury 2.625% 2016	34,000	35,856
U.S. Treasury 4.625% 2016	6,375	7,184
U.S. Treasury 5.125% 2016	6,375	7,190
U.S. Treasury 7.50% 2016	5,875	7,182
U.S. Treasury 1.00% 2017	125,660	125,743
U.S. Treasury 2.75% 2017	53,600	57,160
U.S. Treasury 4.625% 2017	6,325	7,162
U.S. Treasury 0.625% 2018	62,245	60,159
U.S. Treasury 1.00% 2018	86,875	85,337
U.S. Treasury 2.625% 2018	5,000	5,301
U.S. Treasury 3.50% 2018	55,350	60,892
U.S. Treasury 3.75% 2018	25,260	28,225
U.S. Treasury 1.375% 2020	90,175	86,958
U.S. Treasury 2.00% 2021	915	898
U.S. Treasury 1.625% 2022	92,390	86,155
U.S. Treasury 1.75% 2023	14,485	13,552
U.S. Treasury 2.00% 2023	725	697
U.S. Treasury 6.00% 2026	14,175	19,019
U.S. Treasury 6.50% 2026	13,700	19,257
U.S. Treasury 5.50% 2028	11,900	15,478
U.S. Treasury 5.25% 2029	12,500	15,895
U.S. Treasury 4.375% 2040	11,500	13,490
U.S. Treasury 3.75% 2041	9,000	9,505
U.S. Treasury 4.75% 2041	2,860	3,555
U.S. Treasury 2.875% 2043	1,850	1,638
U.S. Treasury 3.125% 2043	4,535	4,234
U.S. Treasury Inflation-Protected Security 1.875% 2013[1]	38,852	38,910
U.S. Treasury Inflation-Protected Security 2.00% 2014[1]	27,165	27,557
U.S. Treasury Inflation-Protected Security 1.875% 2015[1]	14,944	15,897
U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	6,143	6,305
U.S. Treasury Inflation-Protected Security 2.375% 2017[1]	27,040	29,976
U.S. Treasury Inflation-Protected Security 0.125% 2018[1]	54,322	55,725
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	54,605	53,345
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	11,102	10,752
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]	5,565	6,423
U.S. Treasury Inflation-Protected Security 3.375% 2032[1]	4,729	6,636
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]	8,844	10,727
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	6,175	5,428
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	22,631	18,992
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[3]	7,000	6,527
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[3]	6,989	6,604
Fannie Mae 2.50% 2022[3]	10,510	10,792
Fannie Mae 2.50% 2022[3]	7,590	7,794
Fannie Mae 2.50% 2023[3]	7,292	7,414
Fannie Mae 4.00% 2024[3]	1,129	1,195
Fannie Mae 4.00% 2024[3]	997	1,055
Fannie Mae 3.50% 2025[3]	5,608	5,865
Fannie Mae 4.00% 2025[3]	1,244	1,317
Fannie Mae, Series 2001-4, Class GA, 9.556% 2025[3,4]	6	7
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 3.50% 2026[3]	US$ 2,022	US$ 2,121
Fannie Mae 6.00% 2026[3]	359	395
Fannie Mae 2.50% 2027[3]	26,076	26,247
Fannie Mae 2.50% 2027[3]	2,237	2,252
Fannie Mae 2.50% 2027[3]	1,502	1,511
Fannie Mae 3.00% 2027[3]	2,534	2,611
Fannie Mae 2.00% 2028[3]	28,750	27,955
Fannie Mae 2.50% 2028[3]	72,980	73,334
Fannie Mae 2.50% 2028[3]	17,000	17,045
Fannie Mae 2.50% 2028[3]	11,244	11,313
Fannie Mae 2.50% 2028[3]	3,519	3,541
Fannie Mae 2.50% 2028[3]	2,681	2,698
Fannie Mae 2.50% 2028[3]	1,901	1,914
Fannie Mae 3.00% 2028[3]	110,750	113,865
Fannie Mae 3.00% 2028[3]	5,740	5,889
Fannie Mae 3.50% 2028[3]	10,000	10,422
Fannie Mae 5.50% 2033[3]	8,871	9,722
Fannie Mae 6.00% 2035[3]	295	323
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	1,967	1,824
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3]	518	575
Fannie Mae 6.00% 2037[3]	3,861	4,200
Fannie Mae 6.00% 2037[3]	3,009	3,273
Fannie Mae 6.00% 2037[3]	1,034	1,124
Fannie Mae 6.00% 2037[3]	432	469
Fannie Mae 6.00% 2037[3]	310	338
Fannie Mae 6.00% 2037[3]	199	217
Fannie Mae 2.63% 2038[3,4]	1,816	1,951
Fannie Mae 5.50% 2038[3]	3,485	3,789
Fannie Mae 5.50% 2038[3]	2,485	2,701
Fannie Mae 6.00% 2038[3]	9,437	10,251
Fannie Mae 6.00% 2038[3]	4,329	4,710
Fannie Mae 6.00% 2038[3]	1,801	1,957
Fannie Mae 6.00% 2038[3]	75	81
Fannie Mae 3.49% 2039[3,4]	948	998
Fannie Mae 3.588% 2039[3,4]	746	787
Fannie Mae 3.795% 2039[3,4]	303	321
Fannie Mae 3.914% 2039[3,4]	306	324
Fannie Mae 3.935% 2039[3,4]	284	300
Fannie Mae 3.935% 2039[3,4]	276	291
Fannie Mae 3.967% 2039[3,4]	418	445
Fannie Mae 6.00% 2039[3]	15,466	16,801
Fannie Mae 4.408% 2040[3,4]	1,937	2,066
Fannie Mae 4.50% 2040[3]	5,913	6,266
Fannie Mae 6.00% 2040[3]	3,622	3,934
Fannie Mae 6.00% 2040[3]	1,804	1,959
Fannie Mae 3.562% 2041[3,4]	6,767	7,063
Fannie Mae 4.00% 2041[3]	2,102	2,191
Fannie Mae 4.00% 2041[3]	1,822	1,899
Fannie Mae 4.50% 2041[3]	10,699	11,346
Fannie Mae 4.50% 2041[3]	1,430	1,517
Fannie Mae 5.00% 2041[3]	12,065	13,298
Fannie Mae 5.00% 2041[3]	4,401	4,798
Fannie Mae 3.50% 2042[3]	13,438	13,660
Fannie Mae 3.00% 2043[3]	28,800	28,138
Fannie Mae 3.50% 2043[3]	222,020	225,350
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 4.00% 2043[3]	US$58,617	US$61,062
Fannie Mae 4.00% 2043[3]	2,000	2,079
Fannie Mae 6.50% 2047[3]	581	633
Fannie Mae 6.50% 2047[3]	347	378
Fannie Mae 6.50% 2047[3]	157	171
Fannie Mae 7.00% 2047[3]	257	287
Fannie Mae 6.50% 2048[3]	802	874
Government National Mortgage Assn. 3.00% 2027[3]	5,553	5,744
Government National Mortgage Assn. 2.50% 2028[3]	17,699	17,874
Government National Mortgage Assn. 2.50% 2028[3]	12,154	12,282
Government National Mortgage Assn. 2.50% 2028[3]	3,526	3,564
Government National Mortgage Assn. 2.50% 2028[3]	2,400	2,425
Government National Mortgage Assn. 2.50% 2028[3]	2,400	2,424
Government National Mortgage Assn. 2.50% 2028[3]	2,392	2,412
Government National Mortgage Assn. 2.50% 2028[3]	728	746
Government National Mortgage Assn. 2.50% 2028[3]	714	721
Government National Mortgage Assn. 3.50% 2043[3]	46,050	47,244
Government National Mortgage Assn. 3.50% 2043[3]	37,602	38,648
Hungarian Government 4.125% 2018	13,780	13,453
Hungarian Government 6.25% 2020	27,995	29,395
Hungarian Government 5.375% 2023	75,400	73,052
Hungarian Government 7.625% 2041	2,760	2,895
Freddie Mac 2.50% 2016	10,000	10,503
Freddie Mac 1.00% 2017	44,000	43,527
Freddie Mac 0.75% 2018	7,000	6,784
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[3]	7,000	6,864
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	4,590	4,460
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[3]	5,372	5,243
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[3]	5,500	5,184
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[3]	6,440	6,072
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[3]	6,000	5,775
Freddie Mac 4.50% 2035[3]	1,327	1,399
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	2,945	2,676
Freddie Mac 6.00% 2036[3]	743	812
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	531	475
Freddie Mac 6.00% 2038[3]	932	1,011
Freddie Mac 6.00% 2038[3]	245	266
Freddie Mac 3.722% 2039[3,4]	414	445
JPMorgan Chase & Co. 1.125% 2016	12,600	12,421
JPMorgan Chase & Co. 3.45% 2016	4,000	4,174
JPMorgan Chase & Co. 1.625% 2018	35,540	34,098
JPMorgan Chase & Co. 1.80% 2018	4,500	4,356
JPMorgan Chase & Co. 4.35% 2021	815	850
JPMorgan Chase & Co. 3.25% 2022	19,791	18,816
JPMorgan Chase & Co. 3.20% 2023	17,165	16,318
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[4]	3,775	3,615
Slovenia (Republic of) 4.75% 2018[5]	9,070	8,639
Slovenia (Republic of) 5.50% 2022	14,400	13,284
Slovenia (Republic of) 5.50% 2022[5]	13,585	12,532
Slovenia (Republic of) 5.85% 2023[5]	38,765	36,148
State of California, Various Purpose General Obligation Bonds, 6.20% 2019	18,700	22,078
State of California, Various Purpose General Obligation Bonds, 7.30% 2039	1,310	1,707
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	2,720	3,652
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	12,910	17,485
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	13,850	18,653
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Murray Street Investment Trust I 4.647% 2017	US$ 7,400	US$ 7,839
Goldman Sachs Group, Inc. 1.476% 2018[4]	11,950	11,853
Goldman Sachs Group, Inc. 2.375% 2018	5,725	5,625
Goldman Sachs Group, Inc. 7.50% 2019	2,825	3,358
Goldman Sachs Group, Inc. 3.625% 2023	22,050	21,126
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,318
Polish Government 6.375% 2019	24,960	29,173
Polish Government 5.125% 2021	16,300	17,767
Polish Government 5.00% 2022	3,000	3,233
Ford Motor Credit Co. 2.375% 2018	47,050	45,334
NBCUniversal Enterprise, Inc. 0.817% 2016[4,5]	13,725	13,775
NBCUniversal Enterprise, Inc. 0.965% 2018[4,5]	5,785	5,842
NBCUniversal Enterprise, Inc. 1.974% 2019[5]	18,510	18,031
NBCUniversal Media, LLC 5.15% 2020	3,250	3,704
NBCUniversal Enterprise, Inc. 5.25% (undated)[5]	2,335	2,339
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3,4]	1,430	1,574
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.056% 2045[3,4]	3,830	4,236
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,5]	6,750	7,091
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	8,500	9,017
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.901% 2049[3,4]	15,040	16,934
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[3]	3,000	3,365
Morgan Stanley 3.80% 2016	7,500	7,805
Morgan Stanley 2.125% 2018	16,695	15,990
Morgan Stanley, Series F, 5.625% 2019	14,950	16,083
Westfield Group 7.50% 2014[5]	3,160	3,357
Westfield Group 5.70% 2016[5]	6,300	7,044
Westfield Group 7.125% 2018[5]	13,880	16,484
Westfield Group 6.75% 2019[5]	5,250	6,206
Westfield Group 4.625% 2021[5]	3,630	3,834
Westfield Group 3.375% 2022[5]	1,850	1,746
Anheuser-Busch InBev NV 6.875% 2019	14,400	17,956
Anheuser-Busch InBev NV 7.75% 2019	9,595	12,146
Anheuser-Busch InBev NV 5.375% 2020	4,000	4,616
Anheuser-Busch InBev NV 3.75% 2042	1,900	1,655
Wells Fargo & Co. 0.906% 2018[4]	6,350	6,325
Wells Fargo & Co. 1.50% 2018	8,400	8,199
Wells Fargo & Co., Series I, 3.50% 2022	18,350	18,582
Croatian Government 6.75% 2019[5]	2,300	2,467
Croatian Government 6.625% 2020[5]	7,095	7,560
Croatian Government 6.625% 2020	7,000	7,459
Croatian Government 6.375% 2021[5]	6,880	7,233
Croatian Government 5.50% 2023[5]	8,175	7,971
Gazprom OJSC 5.092% 2015[5]	4,675	4,944
Gaz Capital SA, Series 7, 6.212% 2016	1,850	2,006
Gazprom OJSC 3.85% 2020[5]	1,350	1,292
Gazprom OJSC 5.999% 2021[5]	3,900	4,056
Gazprom OJSC, Series 9, 6.51% 2022	8,225	8,739
Gazprom OJSC 4.95% 2028[5]	6,400	5,536
Gazprom OJSC 7.288% 2037	4,030	4,332
Gazprom OJSC 7.288% 2037[5]	1,600	1,720
AbbVie Inc. 1.75% 2017[5]	8,280	8,118
AbbVie Inc. 2.90% 2022[5]	11,020	10,320
AbbVie Inc. 4.40% 2042[5]	15,160	14,154
Bank of America Corp. 3.75% 2016	3,270	3,430
Bank of America Corp. 5.75% 2017	1,020	1,134
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Bank of America Corp. 2.00% 2018	US$ 4,200	US$ 4,071
Bank of America Corp. 5.65% 2018	990	1,101
Bank of America Corp. 7.625% 2019	990	1,191
Bank of America Corp. 5.00% 2021	4,345	4,638
Bank of America Corp. 3.30% 2023	13,385	12,669
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[4]	4,125	3,898
CEMEX Finance LLC 9.50% 2016	9,925	10,545
CEMEX Finance LLC 9.50% 2016[5]	2,200	2,338
CEMEX España, SA 9.25% 2020[5]	12,799	13,567
CEMEX Finance LLC 9.375% 2022[5]	4,060	4,446
Turkey (Republic of) 5.625% 2021	5,700	6,113
Turkey (Republic of) 6.25% 2022	11,370	12,621
Turkey (Republic of) 8.00% 2034	2,200	2,745
Turkey (Republic of) 6.75% 2040	8,080	8,959
International Business Machines Corp. 0.75% 2015	12,900	12,944
International Business Machines Corp. 1.95% 2016	9,965	10,220
International Business Machines Corp. 1.625% 2020	7,500	7,029
Prologis, Inc. 6.125% 2016	1,550	1,747
Prologis, Inc. 6.25% 2017	4,824	5,393
Prologis, Inc. 6.625% 2018	3,225	3,715
Prologis, Inc. 6.625% 2019	2,890	3,334
Prologis, Inc. 7.375% 2019	6,280	7,564
Prologis, Inc. 6.875% 2020	7,235	8,403
Citigroup Inc. 4.75% 2015	9,000	9,522
Citigroup Inc. 1.75% 2018	2,780	2,660
Citigroup Inc. 3.375% 2023	11,150	10,681
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[4]	7,300	6,874
Petrobras International Finance Co. 5.75% 2020	4,480	4,681
Petrobras International Finance Co. 5.375% 2021	12,590	12,706
Petrobras Global Finance Co. 4.375% 2023	8,205	7,604
Petrobras International Finance Co. 6.875% 2040	2,100	2,143
Petrobras International Finance Co. 6.75% 2041	1,000	1,005
Petrobras Global Finance Co. 5.625% 2043	175	153
Deutsche Telekom International Finance BV 5.875% 2013	1,880	1,893
Deutsche Telekom International Finance BV 3.125% 2016[5]	7,465	7,792
Deutsche Telekom International Finance BV 9.25% 2032	11,340	16,998
General Electric Capital Corp. 1.625% 2018	13,150	12,819
General Electric Capital Corp. 3.10% 2023	9,705	9,181
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[4]	3,500	3,734
Pemex Project Funding Master Trust 5.75% 2018	5,750	6,325
Petróleos Mexicanos 8.00% 2019	6,400	7,776
Petróleos Mexicanos 5.50% 2021	350	375
Petróleos Mexicanos 4.875% 2022	1,460	1,493
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	7,121
Petróleos Mexicanos 6.50% 2041	2,470	2,563
StatoilHydro ASA 1.80% 2016	4,000	4,106
Statoil ASA 3.125% 2017	1,635	1,726
Statoil ASA 0.565% 2018[4]	10,925	10,943
Statoil ASA 3.15% 2022	6,000	5,942
Statoil ASA 4.25% 2041	3,000	2,846
Bermudan Government 5.603% 2020[5]	16,785	18,296
Bermudan Government 5.603% 2020	1,800	1,962
Bermudan Government 4.138% 2023[5]	4,900	4,851
HSBC Finance Corp. 0.705% 2016[4]	6,975	6,920
HSBC Bank PLC 1.50% 2018[5]	2,925	2,821
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

HSBC Holdings PLC 4.125% 2020[5]	US$ 3,577	US$ 3,751
HSBC Bank PLC 4.75% 2021[5]	2,150	2,348
HSBC Holdings PLC 4.00% 2022	8,975	9,201
Telefónica Emisiones, SAU 3.192% 2018	18,775	18,199
Telefónica Emisiones, SAU 4.57% 2023	7,000	6,710
Israeli Government 4.00% 2022	14,508	14,781
Israeli Government 3.15% 2023	10,700	10,041
Telecom Italia Capital SA 7.175% 2019	2,245	2,509
Telecom Italia Capital SA 7.20% 2036	15,218	15,075
Telecom Italia Capital SA 7.721% 2038	5,897	6,018
Standard Chartered PLC 3.85% 2015[5]	5,830	6,084
Standard Chartered PLC 3.20% 2016[5]	13,865	14,514
Standard Chartered Bank 3.95% 2023[5]	2,800	2,608
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[3,4]	3,785	4,206
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[3]	12,250	13,590
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,4]	4,945	5,313
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,805	2,925
Williams Partners L.P. 4.125% 2020	1,625	1,640
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	15,340	16,502
Williams Partners L.P. 3.35% 2022	1,750	1,609
AXA SA 8.60% 2030	18,550	22,492
Glencore Xstrata LLC 1.70% 2016[5]	4,200	4,075
Xstrata Canada Financial Corp. 2.70% 2017[4,5]	4,250	4,124
Glencore Xstrata LLC 1.574% 2019[4,5]	8,725	8,220
Xstrata Canada Financial Corp. 4.95% 2021[5]	2,740	2,656
Glencore Xstrata LLC 4.125% 2023[5]	3,020	2,697
Dollar General Corp. 1.875% 2018	4,388	4,237
Dollar General Corp. 3.25% 2023	19,022	17,396
Indonesia (Republic of) 6.875% 2018	5,450	6,145
Indonesia (Republic of) 4.875% 2021[5]	3,835	3,945
Indonesia (Republic of) 3.375% 2023[5]	2,000	1,800
Indonesia (Republic of) 8.50% 2035	1,625	2,149
Indonesia (Republic of) 7.75% 2038[5]	935	1,159
Indonesia (Republic of) 7.75% 2038	555	688
Indonesia (Republic of) 5.25% 2042	5,755	5,525
Developers Diversified Realty Corp. 5.50% 2015	5,190	5,556
Developers Diversified Realty Corp. 9.625% 2016	2,760	3,288
Developers Diversified Realty Corp. 7.50% 2017	5,885	6,828
Developers Diversified Realty Corp. 4.75% 2018	475	511
Developers Diversified Realty Corp. 7.875% 2020	4,170	5,091
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	5,500	6,086
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[5]	8,000	9,453
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[5]	3,275	3,652
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	1,135	1,056
Iberdrola Finance Ireland 3.80% 2014[5]	1,185	1,216
Scottish Power PLC 5.375% 2015	8,200	8,678
Iberdrola Finance Ireland 5.00% 2019[5]	6,970	7,336
Scottish Power PLC 5.81% 2025	2,500	2,634
Korea Development Bank 8.00% 2014	6,250	6,477
Korea Development Bank 3.875% 2017	12,800	13,178
Express Scripts Inc. 3.125% 2016	13,810	14,368
Express Scripts Inc. 3.90% 2022	5,130	5,201
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	3,000	3,081
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	5,000	5,020
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,144
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Comcast Corp. 5.30% 2014	US$ 3,000	$ 3,074
Comcast Corp. 6.30% 2017	1,480	1,750
Comcast Corp. 4.25% 2033	3,000	2,882
Comcast Corp. 6.95% 2037	5,035	6,364
Comcast Corp. 6.40% 2038	1,750	2,098
Comcast Corp. 6.40% 2040	2,150	2,581
Comcast Corp. 4.65% 2042	325	313
Roche Holdings, Inc. 6.00% 2019[5]	10,020	12,018
Roche Holdings, Inc. 7.00% 2039[5]	5,040	6,850
Lithuania (Republic of) 7.375% 2020	4,250	5,068
Lithuania (Republic of) 6.125% 2021[5]	7,155	8,014
Lithuania (Republic of) 6.625% 2022[5]	4,750	5,474
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	6,183
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,248
Enbridge Energy Partners, LP 5.20% 2020	7,335	8,000
Ras Laffan Liquefied Natural Gas III 5.50% 2014[5]	5,300	5,558
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	3,002	3,242
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	8,000	9,080
First Data Corp. 11.25% 2016	3,761	3,695
First Data Corp. 6.75% 2020[5]	5,925	6,058
First Data Corp. 12.625% 2021	7,511	7,980
Volvo Treasury AB 5.95% 2015[5]	16,390	17,623
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,436
Kimco Realty Corp. 5.584% 2015	2,003	2,193
Kimco Realty Corp. 5.70% 2017	500	559
Kimco Realty Corp. 4.30% 2018	500	538
Kimco Realty Corp. 6.875% 2019	9,510	11,506
Kimco Realty Corp. 3.125% 2023	750	695
Volkswagen International Finance NV 1.625% 2013[5]	4,100	4,105
Volkswagen International Finance NV 2.875% 2016[5]	1,900	1,976
Volkswagen International Finance NV 2.375% 2017[5]	5,000	5,087
Volkswagen International Finance NV 4.00% 2020[5]	5,000	5,298
Russian Federation 3.25% 2017[5]	4,200	4,331
Russian Federation 5.00% 2020	5,100	5,472
Russian Federation 7.50% 2030[3]	3,412	4,003
Russian Federation 5.625% 2042[5]	2,500	2,600
Gilead Sciences, Inc. 2.40% 2014	735	752
Gilead Sciences, Inc. 3.05% 2016	5,250	5,553
Gilead Sciences, Inc. 4.40% 2021	9,365	10,069
Frontier Communications Corp. 8.50% 2020	1,775	1,966
Frontier Communications Corp. 9.25% 2021	6,525	7,487
Frontier Communications Corp. 7.125% 2023	4,250	4,245
Frontier Communications Corp. 7.625% 2024	2,550	2,569
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,086
Rio Tinto Finance (USA) Ltd. 2.25% 2018	6,425	6,249
Rio Tinto Finance (USA) Ltd. 2.875% 2022	7,530	6,914
Union Pacific Corp. 5.70% 2018	2,000	2,332
Union Pacific Corp. 2.75% 2023	12,000	11,354
Union Pacific Corp. 6.15% 2037	1,990	2,380
ERP Operating LP 5.125% 2016	1,110	1,219
ERP Operating LP 4.75% 2020	9,200	9,905
ERP Operating LP 4.625% 2021	2,020	2,142
ERP Operating LP 3.00% 2023	2,900	2,669
United Mexican States Government Global 5.95% 2019	900	1,035
United Mexican States Government Global, Series A, 5.125% 2020	3,000	3,312
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

United Mexican States Government Global, Series A, 6.05% 2040	US$ 7,520	US$ 8,234
United Mexican States Government Global, Series A, 5.75% 2110	3,000	2,752
Transocean Inc. 5.05% 2016	6,000	6,529
Transocean Inc. 2.50% 2017	1,545	1,528
Transocean Inc. 6.375% 2021	4,410	4,962
Transocean Inc. 3.80% 2022	2,170	2,070
PNC Financial Services Group, Inc. 2.854% 2022	13,726	12,539
PNC Financial Services Group, Inc., Series R, junior subordinated 4.85% (undated)[4]	2,475	2,314
Latvia (Republic of) 2.75% 2020	9,240	8,593
Latvia (Republic of) 5.25% 2021	5,750	6,102
Total Capital International 1.50% 2017	4,830	4,800
Total Capital International 1.55% 2017	3,980	3,947
Total Capital International 2.875% 2022	3,370	3,243
Total Capital International 2.70% 2023	1,265	1,185
Total Capital Canada Ltd. 2.75% 2023	1,460	1,367
CEZ, a s 4.25% 2022[5]	14,475	14,436
Vodafone Group PLC, Term Loan B, 6.875% 2015[3,8,9]	3,156	3,212
Vodafone Group PLC 0.90% 2016	7,250	7,134
Vodafone Group PLC, Term Loan B, 6.25% 2016[3,8,9]	2,759	2,841
Vodafone Group PLC 2.95% 2023	1,136	1,052
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	1,421	1,421
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,283
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,506
Verizon Communications Inc. 5.55% 2014	7,280	7,475
Verizon Communications Inc. 2.45% 2022	1,188	1,079
Verizon Communications Inc. 4.75% 2041	575	550
Verizon Communications Inc. 6.00% 2041	4,425	4,987
Bahrain Government 5.50% 2020	12,870	13,047
Bahrain Government 5.50% 2020[5]	630	639
Sprint Nextel Corp. 6.00% 2016	1,000	1,058
Sprint Capital Corp. 6.90% 2019	8,750	9,144
Sprint Nextel Corp. 7.00% 2020	3,250	3,445
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	1,071	1,102
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[3]	7,165	7,894
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3,4]	3,000	3,364
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3,4]	840	895
Progress Energy, Inc. 6.05% 2014	5,000	5,186
Progress Energy, Inc. 7.05% 2019	4,380	5,311
Progress Energy, Inc. 7.75% 2031	1,990	2,584
HSBK (Europe) BV 7.25% 2017[5]	1,865	1,930
HSBK (Europe) BV 7.25% 2021[5]	10,525	10,664
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[5]	6,365	6,559
Commonwealth Bank of Australia 0.75% 2016[3,5]	6,000	5,955
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,012
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,704
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,722
Enersis SA 7.375% 2014	11,935	12,300
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,052
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,214
Kinder Morgan Energy Partners, LP 5.00% 2042	1,000	948
MetroPCS Wireless, Inc. 6.25% 2021[5]	5,925	6,051
MetroPCS Wireless, Inc. 6.625% 2023[5]	5,925	6,051
Schering-Plough Corp. 6.00% 2017	3,275	3,825
Merck & Co., Inc. 2.80% 2023	5,600	5,306
Merck & Co., Inc. 4.15% 2043	3,000	2,874
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

National Grid PLC 6.30% 2016	US$10,575	US$11,968
E.ON International Finance BV 5.80% 2018[5]	7,500	8,710
E.ON International Finance BV 6.65% 2038[5]	2,500	3,143
Hospitality Properties Trust 6.30% 2016	1,000	1,088
Hospitality Properties Trust 6.70% 2018	8,805	9,805
Hospitality Properties Trust 5.00% 2022	250	250
Hospitality Properties Trust 4.50% 2023	690	667
MGM Resorts International 6.625% 2015	4,100	4,392
MGM Resorts International 7.50% 2016	1,500	1,643
MGM Resorts International 6.75% 2020	3,225	3,346
MGM Resorts International 6.625% 2021	2,025	2,091
SABMiller Holdings Inc. 2.45% 2017[5]	2,470	2,511
SABMiller Holdings Inc. 3.75% 2022[5]	5,480	5,584
SABMiller Holdings Inc. 4.95% 2042[5]	3,285	3,282
British American Tobacco International Finance PLC 2.125% 2017[5]	1,325	1,330
British American Tobacco International Finance PLC 9.50% 2018[5]	7,485	10,036
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.392% 2044[3,4]	5,055	5,438
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[3]	5,260	5,801
Reliance Holdings Ltd. 4.50% 2020[5]	1,750	1,723
Reliance Holdings Ltd. 5.40% 2022[5]	2,200	2,238
Reliance Holdings Ltd. 6.25% 2040[5]	7,000	7,004
Reynolds Group Inc. 9.00% 2019	3,500	3,631
Reynolds Group Inc. 9.875% 2019	1,635	1,758
Reynolds Group Inc. 5.75% 2020	5,500	5,555
American International Group, Inc. 3.00% 2015	5,000	5,154
American International Group, Inc. 3.80% 2017	5,500	5,769
NII Capital Corp. 7.875% 2019[5]	4,150	3,953
NII Capital Corp. 8.875% 2019	475	406
NII Capital Corp. 11.375% 2019[5]	1,600	1,720
NII Capital Corp. 7.625% 2021	6,150	4,843
Shell International Finance BV 4.00% 2014	9,340	9,575
Shell International Finance BV 4.30% 2019	650	722
Transportadora de Gas Peru SA 4.25% 2028[5]	11,210	9,977
Barclays Bank PLC 5.125% 2020	8,875	9,828
Amgen Inc. 2.50% 2016	4,125	4,265
Amgen Inc. 2.125% 2017	3,410	3,426
Amgen Inc. 5.15% 2041	1,250	1,251
Amgen Inc. 5.375% 2043	830	863
Inmet Mining Corp. 8.75% 2020[5]	7,615	7,824
Inmet Mining Corp. 7.50% 2021[5]	1,760	1,694
Altria Group, Inc. 2.95% 2023	3,830	3,553
Altria Group, Inc. 9.95% 2038	2,500	3,714
Altria Group, Inc. 4.50% 2043	2,430	2,172
ABB Finance (USA) Inc. 1.625% 2017	4,695	4,667
ABB Finance (USA) Inc. 2.875% 2022	4,830	4,634
Jaguar Land Rover PLC 7.75% 2018[5]	5,200	5,642
Jaguar Land Rover PLC 8.125% 2021[5]	2,500	2,763
Jaguar Land Rover PLC 5.625% 2023[5]	750	731
Republic of Belarus 8.95% 2018	9,100	9,123
Anadarko Petroleum Corp. 5.95% 2016	3,000	3,367
Anadarko Petroleum Corp. 8.70% 2019	4,000	5,153
Anadarko Petroleum Corp. 6.20% 2040	500	563
BNP Paribas 5.00% 2021	3,000	3,193
BNP Paribas 3.25% 2023	2,915	2,683
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

BNP Paribas, junior subordinated 7.195% (undated)[4,5]	US$3,200	US$3,112
RCI Banque 3.50% 2018[5]	9,000	8,924
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[3,4]	4,786	4,979
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[3,4]	1,655	1,720
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.038% 2050[3,4]	1,950	2,198
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3,4]	1,500	1,668
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[3,4]	1,120	1,259
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[3,4]	3,020	3,277
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.206% 2051[3,4]	2,315	2,665
GlaxoSmithKline Capital Inc. 1.50% 2017	6,500	6,460
GlaxoSmithKline Capital Inc. 4.20% 2043	2,500	2,356
Boyd Gaming Corp. 7.125% 2016	2,175	2,148
Boyd Gaming Corp. 9.125% 2018	2,000	2,095
Boyd Gaming Corp. 9.00% 2020	4,475	4,559
UniCredito Italiano SpA 6.00% 2017[5]	8,605	8,785
American Express Co. 0.863% 2018[4]	8,750	8,749
Colbun SA 6.00% 2020[5]	8,150	8,718
Electricité de France SA 5.50% 2014[5]	3,000	3,078
Electricité de France SA 4.60% 2020[5]	2,200	2,382
Electricité de France SA 6.95% 2039[5]	2,625	3,238
CenterPoint Energy Resources Corp. 4.50% 2021	7,915	8,648
Norfolk Southern Corp. 5.75% 2016	4,265	4,747
Norfolk Southern Corp. 3.00% 2022	4,000	3,868
Burlington Northern Santa Fe LLC 3.05% 2022	4,200	4,059
Burlington Northern Santa Fe LLC 3.00% 2023	4,750	4,533
Kraft Foods Inc. 6.125% 2018	5,975	6,910
Kraft Foods Inc. 5.375% 2020	1,430	1,606
Morocco Government 4.25% 2022	5,700	5,033
Morocco Government 4.25% 2022[5]	2,500	2,207
Morocco Government 5.50% 2042[5]	1,500	1,264
Chevron Corp. 1.718% 2018	3,215	3,188
Chevron Corp. 2.355% 2022	1,650	1,554
Chevron Corp. 3.191% 2023	3,750	3,737
Veolia Environnement 6.00% 2018	7,277	8,434
McDonald’s Corp. 3.50% 2020	8,005	8,381
Venezuela (Republic of) 8.50% 2014	2,000	1,995
Venezuela (Republic of) 5.75% 2016	250	224
Venezuela (Republic of) 9.25% 2027	5,740	4,879
Venezuela (Republic of) 9.25% 2028	750	615
Venezuela (Republic of) 9.375% 2034	750	617
Baxter International Inc. 1.85% 2018	2,995	2,973
Baxter International Inc. 3.20% 2023	5,300	5,206
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,181
Consumers Energy Co. 2.85% 2022	5,160	4,998
Allstate Corp. 3.15% 2023	8,360	8,129
Simon Property Group, LP 6.75% 2014	3,645	3,778
Simon Property Group, LP 10.35% 2019	2,975	4,123
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	4,243	4,490
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,5]	3,000	3,327
Devon Energy Corp. 3.25% 2022	7,535	7,308
Devon Energy Corp. 4.75% 2042	500	469
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[3,4,9]	5,850	5,807
Cricket Communications, Inc. 7.75% 2020	2,025	1,954
Nordea Bank, Series 2, 3.70% 2014[5]	5,000	5,186
Nordea Bank AB 1.625% 2018[5]	2,645	2,560
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Limited Brands, Inc. 7.00% 2020	US$1,001	US$1,116
Limited Brands, Inc. 6.625% 2021	5,834	6,366
ENA Norte Trust 4.95% 2028[3,5]	7,345	7,469
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	7,640	7,316
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,500	7,270
VEB Finance Ltd. 6.902% 2020[5]	6,600	7,268
Banco de Crédito del Perú 5.375% 2020[5]	7,000	7,228
Tennessee Valley Authority 5.88% 2036	250	320
Tennessee Valley Authority 5.25% 2039	6,000	6,870
American Tower Corp. 7.00% 2017	6,150	7,130
Realogy Corp. 3.375% 2016[5]	2,750	2,702
Realogy Corp., Letter of Credit, 4.50% 2016[3,4,9]	114	114
Realogy Corp. 7.875% 2019[5]	3,725	3,949
Realogy Corp., Term Loan B, 4.50% 2020[3,4,9]	353	355
AT&T Inc. 1.40% 2017	4,250	4,135
AT&T INC. 4.30% 2042	3,250	2,845
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[3,5]	6,775	6,945
Toys “R” Us-Delaware, Inc. 7.375% 2016[5]	2,000	2,005
Toys “R” Us Property Co. II, LLC 8.50% 2017	3,800	3,966
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,4,9]	966	930
ConAgra Foods, Inc. 1.30% 2016	2,800	2,806
ConAgra Foods, Inc. 3.20% 2023	4,210	4,032
BBVA Bancomer SA 4.50% 2016[5]	2,975	3,101
BBVA Bancomer SA, junior subordinated 7.25% 2020[5]	2,010	2,201
BBVA Bancomer SA 6.50% 2021[5]	1,455	1,535
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	3,750	3,975
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[8]	2,644	2,862
Koninklijke KPN NV 8.375% 2030	5,495	6,813
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	6,650	6,750
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[3]	3,500	3,852
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3,4]	460	501
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[3,4]	2,110	2,376
Pernod Ricard SA 2.95% 2017[5]	4,000	4,095
Pernod Ricard SA 4.45% 2022[5]	2,500	2,550
Kroger Co. 7.50% 2014	5,250	5,445
Kroger Co. 6.80% 2018	1,000	1,196
Imperial Tobacco Finance PLC 3.50% 2023[5]	7,000	6,590
DAE Aviation Holdings, Inc. 11.25% 2015[5]	6,492	6,524
Energy Transfer Partners, L.P. 3.60% 2023	5,915	5,544
Energy Transfer Partners, L.P. 5.15% 2043	1,000	913
LightSquared, Term Loan B, 12.00% 2014[3,8,9,10]	5,845	6,371
Intelsat Jackson Holding Co. 6.625% 2022[5]	6,500	6,338
Cox Communications, Inc. 2.95% 2023[5]	6,925	6,308
inVentiv Health Inc. 9.00% 2018[5]	6,000	6,285
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	6,070	6,246
Gabonese Republic 8.20% 2017[5]	5,500	6,243
Enel Finance International SA 3.875% 2014[5]	5,950	6,094
Apache Corp. 2.625% 2023	6,585	6,080
Colombia (Republic of) Global 8.125% 2024	3,250	4,323
Colombia (Republic of) Global 6.125% 2041	1,500	1,680
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	2,857	3,241
Federated Department Stores, Inc. 2.875% 2023	2,850	2,633
US Investigations Services, Inc., Term Loan B, 5.00% 2015[3,4,9]	1,219	1,178
US Investigations Services, Inc., Term Loan D, 7.75% 2015[3,4,9]	2,110	2,094
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

US Investigations Services, Inc. 10.50% 2015[5]	US$1,900	US$1,720
US Investigations Services, Inc. 11.75% 2016[5]	1,035	833
ArcelorMittal 6.00% 2021[4]	5,000	5,013
ArcelorMittal 6.75% 2022[4]	375	386
United Rentals, Inc. 7.375% 2020	5,000	5,363
Hughes Satellite Systems Corp. 6.50% 2019	2,500	2,663
Hughes Satellite Systems Corp. 7.625% 2021	2,500	2,669
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,288
Goodman Funding Pty Ltd. 6.375% 2020[5]	1,760	1,972
Goodman Funding Pty Ltd. 6.00% 2022[5]	2,975	3,297
Wal-Mart Stores, Inc. 4.00% 2043	5,750	5,267
Toronto-Dominion Bank 2.375% 2016	5,000	5,177
Alexandria Real Estate Equities, Inc. 3.90% 2023	5,400	5,163
Target Corp. 6.00% 2018	4,375	5,145
United Technologies Corp. 1.80% 2017	5,120	5,142
Slovakia Government 4.375% 2022[5]	5,000	5,101
Cardinal Health, Inc. 4.625% 2020	4,680	5,010
Marks and Spencer Group PLC 6.25% 2017[5]	4,500	5,005
Wind Acquisition SA 11.75% 2017[5]	2,750	2,874
Wind Acquisition SA 7.25% 2018[5]	2,050	2,076
Marfrig Holdings (Europe) BV 9.875% 2017[5]	2,775	2,803
Marfrig Holdings (Europe) BV 8.375% 2018	800	756
Marfrig Overseas Ltd. 9.50% 2020[5]	835	836
Marfrig Overseas Ltd. 9.50% 2020	550	551
Corporate Office Properties Trust 3.60% 2023[5]	5,315	4,913
Denbury Resources Inc. 8.25% 2020	2,292	2,487
Denbury Resources Inc. 4.625% 2023	2,625	2,425
QGOG Constellation S.A. 6.25% 2019[5]	4,950	4,863
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[5]	4,655	4,800
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,200	4,316
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	476
Voto-Votorantim Ltd 6.75% 2021[5]	4,450	4,762
JMC Steel Group Inc. 8.25% 2018[5]	4,800	4,716
Regions Financial Corp. 7.75% 2014	103	111
Regions Financial Corp. 5.20% 2015	200	208
Regions Financial Corp. 5.75% 2015	475	513
Regions Financial Corp. 2.00% 2018	4,100	3,879
Needle Merger Sub Corp. 8.125% 2019[5]	4,565	4,679
FMG Resources 8.25% 2019[5]	4,500	4,657
SRA International, Inc., Term Loan B, 6.50% 2018[3,4,9]	4,600	4,580
Time Warner Cable Inc. 6.75% 2018	3,985	4,565
Caesars Entertainment Operating Co. 9.00% 2020[5]	2,725	2,616
Caesars Entertainment Operating Co. 9.00% 2020[5]	1,350	1,293
Caesars Entertainment Operating Co. 9.00% 2020[5]	675	646
Ply Gem Industries, Inc. 8.25% 2018	4,184	4,477
Royal Bank of Scotland Group PLC 4.375% 2016	3,000	3,177
Royal Bank of Scotland PLC 5.625% 2020	1,195	1,297
VPI Escrow Corp. 6.375% 2020[5]	900	894
VPI Escrow Corp. 7.50% 2021[5]	3,410	3,534
CoBank, ACB 7.875% 2018[5]	430	530
CoBank, ACB 0.873% 2022[4,5]	4,275	3,875
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[3]	4,250	4,360
PTT Exploration & Production Ltd. 5.692% 2021[5]	4,045	4,343
Dominican Republic 7.50% 2021[3,5]	4,000	4,330
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Select Medical Holdings Corp. 6.375% 2021[5]	US$4,410	US$4,212
Digicel Group Ltd. 10.50% 2018[5]	850	905
Digicel Group Ltd. 8.25% 2020[5]	3,150	3,276
PDC Energy Inc. 7.75% 2022[5]	4,000	4,150
EDP Finance BV. 6.00% 2018[5]	4,000	4,140
Entergy Corp. 4.70% 2017	3,868	4,107
CIT Group Inc. 5.00% 2017	4,000	4,105
The Export-Import Bank of Korea 4.375% 2021	4,000	4,072
Royal Bank of Canada 1.50% 2018	4,150	4,058
NGPL PipeCo LLC 9.625% 2019[5]	3,900	4,056
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,045
MacDermid 9.50% 2017[5]	3,850	3,974
Unum Group 5.625% 2020	3,600	3,972
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	3,575	3,655
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 5.125% 2021[5]	325	307
Iron Mountain Inc. 5.75% 2024	4,150	3,911
iStar Financial Inc., Term Loan B, 4.50% 2017[3,4,9]	3,824	3,877
State of Qatar 4.50% 2022[5]	3,500	3,771
Samsung Electronics America, Inc. 1.75% 2017[5]	3,800	3,766
Univision Communications Inc. 8.50% 2021[5]	3,500	3,736
Teekay Corp. 8.50% 2020	3,400	3,715
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	776	828
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	211	229
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,355	2,623
Banco Mercantil del Norte, SA, junior subordinated 6.862% 2021[4,5]	3,500	3,666
Holcim Ltd. 6.00% 2019[5]	3,222	3,601
South Korean Government 5.75% 2014	3,400	3,525
R.R. Donnelley & Sons Co. 7.875% 2021	3,400	3,485
McKesson Corp. 0.95% 2015	665	664
McKesson Corp. 3.25% 2016	740	781
McKesson Corp. 2.70% 2022	450	420
McKesson Corp. 2.85% 2023	1,670	1,575
QBE Insurance Group Ltd. 2.40% 2018[5]	3,500	3,434
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	3,500	3,404
Staples, Inc. 9.75% 2014	3,250	3,402
TXU, Term Loan, 3.693% 2014[3,4,9]	961	689
TXU, Term Loan, 4.693% 2017[3,4,9]	3,846	2,704
International Paper Co. 7.30% 2039	2,810	3,386
Kraft Foods Inc. 2.25% 2017	1,590	1,602
Kraft Foods Inc. 5.375% 2020	1,570	1,773
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,634
Brandywine Operating Partnership, LP 5.70% 2017	15	16
Brandywine Operating Partnership, LP 3.95% 2023	750	706
Energy Transfer Partners, L.P. 7.50% 2020	3,050	3,347
Academy Sports 9.25% 2019[5]	3,000	3,338
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[5]	2,000	2,130
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[5]	1,000	1,163
ACE INA Holdings Inc. 5.875% 2014	1,510	1,582
ACE INA Holdings Inc. 2.60% 2015	1,625	1,687
Nortek Inc. 10.00% 2018	2,050	2,235
Nortek Inc. 8.50% 2021	950	1,021
Grifols Inc. 8.25% 2018	3,000	3,240
Teco Finance, Inc. 4.00% 2016	10	11
Teco Finance, Inc. 6.572% 2017	110	128
Teco Finance, Inc. 5.15% 2020	170	188
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Tampa Electric Co. 4.10% 2042	US$3,140	US$2,911
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,000	3,165
Michaels Stores, Inc. 7.75% 2018	2,900	3,118
Del Monte Corp. 7.625% 2019	3,000	3,098
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[3]	250	279
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[3]	900	1,012
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[3,4]	1,270	1,350
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.937% 2049[3,4]	400	449
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	3,000	2,970
BE Aerospace, Inc. 5.25% 2022	2,960	2,960
FirstEnergy Corp., Series A, 2.75% 2018	3,000	2,923
American Electric Power Co. 1.65% 2017	2,960	2,880
Warner Music Group 11.50% 2018	2,500	2,875
Quebecor Media Inc. 5.75% 2023	2,925	2,867
CEVA Group PLC 11.625% 2016[5]	2,775	2,817
CEVA Group PLC 8.375% 2017[5]	26	26
National CineMedia, LLC 6.00% 2022	2,750	2,836
UDR, Inc., Series A, 5.25% 2015	2,680	2,829
UBS AG 5.75% 2018	2,421	2,800
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[3,4,9]	2,810	2,799
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	3,060	2,783
Symbion Inc. 8.00% 2016	2,625	2,743
American Campus Communities, Inc. 3.75% 2023	2,840	2,729
Concho Resources Inc. 7.00% 2021	2,500	2,700
Rosetta Resources Inc. 5.625% 2021	2,725	2,664
UnitedHealth Group Inc. 2.875% 2023	2,825	2,658
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3,4]	2,375	2,651
SunGard Data Systems Inc. 7.375% 2018	2,500	2,650
Essex Portfolio L.P. 3.25% 2023	2,870	2,648
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,620
Enterprise Products Operating LLC 3.35% 2023	1,940	1,870
Enterprise Products Operating LLC 4.85% 2044	750	715
Time Warner Inc. 6.25% 2041	2,330	2,582
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[3]	2,225	2,563
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[5]	2,500	2,559
McClatchy Co. 9.00% 2022[5]	2,400	2,532
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	2,500	2,525
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	2,710	2,490
Serena Software, Inc. 10.375% 2016	2,356	2,332
Arch Coal, Inc. 7.00% 2019	2,675	2,240
Western Gas Partners LP 4.00% 2022	2,250	2,187
AES Panamá, SA 6.35% 2016[5]	2,000	2,175
Cenovus Energy Inc. 3.00% 2022	1,312	1,250
Cenovus Energy Inc. 6.75% 2039	750	903
Watco Companies 6.375% 2023[5]	2,135	2,135
Intesa Sanpaolo SpA 6.50% 2021[5]	2,100	2,117
Development Bank of Kazakhstan 5.50% 2015[5]	1,984	2,083
Delhaize Group 5.70% 2040	2,129	2,031
Patheon Inc., Term Loan B1, 7.25% 2018[3,4,9]	1,990	2,010
Cisco Systems, Inc. 0.523% 2014[4]	2,000	2,004
Bausch & Lomb Inc., Bridge Loan, 6.25% 2018[3,4,8,9]	2,000	2,003
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,4]	1,750	1,990
Odebrecht Finance Ltd 7.125% 2042[5]	2,000	1,950
Thomson Reuters Corp. 5.95% 2013	1,750	1,753
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[3]	US$1,620	US$ 1,714
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,702
Newcrest Finance Pty Ltd. 4.45% 2021[5]	1,890	1,698
TRAC Intermodal 11.00% 2019[5]	1,525	1,685
Alpha Natural Resources, Inc. 6.00% 2019	2,050	1,676
TNK-BP Finance SA 7.50% 2016[5]	1,500	1,671
Milacron LLC 7.75% 2021[5]	1,650	1,654
HBOS PLC 6.75% 2018[5]	1,490	1,585
Kinetic Concepts, Inc. 12.50% 2019	1,500	1,560
SBA Communications Corp. 5.75% 2020[5]	1,525	1,535
Quintiles, Term Loan B-2, 4.50% 2018[3,4,9]	1,450	1,458
CNA Financial Corp. 7.35% 2019	1,200	1,454
HCA Holdings Inc. 6.25% 2021	1,420	1,452
CNOOC Finance (2013) Ltd. 3.00% 2023	1,600	1,447
Novartis Securities Investment Ltd. 5.125% 2019	1,250	1,440
Sibur Securities Ltd. 3.914% 2018[5]	1,530	1,418
Harvest Operations Corp. 2.125% 2018[5]	1,450	1,379
Husky Energy Inc. 5.90% 2014	1,300	1,360
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[3]	965	1,037
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.09% 2049[3,4]	270	305
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	1,200	1,293
DISH DBS Corp. 4.625% 2017	1,100	1,111
DISH DBS Corp. 5.875% 2022	150	153
Access Midstream Partners, L.P. 4.875% 2023	1,350	1,259
Canadian National Railway Co. 4.95% 2014	1,000	1,023
GenCorp Inc. 7.125% 2021[5]	975	1,014
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[3,4]	890	1,011
HDTFS Inc. 6.25% 2022	925	970
Georgia Gulf Corp. 4.875% 2023[5]	930	887
Northwest Airlines, Inc., Term Loan B, 3.78% 2013[3,4,9]	131	129
Northwest Airlines, Inc., Term Loan A, 2.03% 2018[3,4,9]	801	753
Cliffs Natural Resources Inc. 4.875% 2021	910	826
France Télécom 4.375% 2014	705	726
Atlas Copco AB 5.60% 2017[5]	500	557
Crescent Resources 10.25% 2017[5]	475	492
Santander Issuances, SA Unipersonal 6.50% 2019[4,5]	400	398
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.051% 2014[3,4,9]	49	27
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[10]	1,225	116
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[8,10]	1,815	172
Tower Automotive Holdings 10.625% 2017[5]	241	254
Iraq (Republic of) 5.80% 2028[3,5]	250	209
		5,594,365
Total bonds, notes & other debt instruments (cost: $12,742,728,000)		12,596,758
Convertible securities 0.02%
	Shares or
U.S. dollars 0.02%	principal amount

CEVA Group PLC 3.273% convertible notes 2023[4,5,6,8]	US$685,000	831
CEVA Group PLC, Series A-2, 2.268% convertible preferred[6,11]	1,141	1,035
Total convertible securities (cost: $2,372,000)		1,866
Preferred securities 0.03%
		Value
Miscellaneous 0.03%		(000)

Other preferred securities in initial period of acquisition		US$ 3,761
Total preferred securities (cost: $3,875,000)		3,761
Common stocks 0.02%

U.S. dollars 0.02%	Shares

Beech Holdings, LLC[6,11,12]	373,572	2,555
CEVA Group PLC[5,6,12]	527	478
Atrium Corp.[5,6,12]	191	—
Total common stocks (cost: $4,179,000)		3,033
	Principal amount
Short-term securities 6.51%	(000)

Freddie Mac 0.11%–0.18% due 8/1/2013–5/20/2014	US$293,550	293,336
Fannie Mae 0.11%–0.15% due 7/2/2013–3/3/2014	112,900	112,869
Australia & New Zealand Banking Group, Ltd. 0.16%–0.17% due 8/8/2013[5]	79,500	79,490
ANZ National (International) Ltd. 0.21% due 8/9/2013[5]	25,000	24,997
Federal Home Loan Bank 0.11%–0.14% due 7/19–12/13/2013	82,000	81,980
Thunder Bay Funding, LLC 0.20% due 7/29/2013[5]	40,000	39,994
Old Line Funding, LLC 0.17% due 8/8/2013[5]	30,000	29,998
Gotham Funding Corp. 0.16% due 7/12/2013[5]	46,400	46,397
KfW 0.185% due 8/15/2013[5]	45,500	45,493
National Australia Funding (Delaware) Inc. 0.145% due 8/19/2013[5]	44,300	44,291
Bank of Nova Scotia 0.165% due 8/13/2013	24,700	24,695
Nordea Bank Finland PLC 0.185% due 10/4/2013[5]	16,600	16,590
Total short-term securities (cost: $840,117,000)		840,130
Total investment securities (cost: $13,593,271,000)		13,445,548
Other assets less liabilities		(544,223)
Net assets		US$12,901,325

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Euros	7/12/2013	Barclays Bank PLC	€43,691	$57,180	US$ (307)
Euros	7/12/2013	Bank of America, N.A.	€32,147	$43,096	(1,250)
Japanese yen	7/3/2013	Citibank	¥ 2,934,345	$28,864	723
Japanese yen	7/10/2013	HSBC Bank	¥ 5,354,602	$53,183	808
Japanese yen	7/11/2013	Citibank	¥2,817,968	$29,000	(586)
Japanese yen	7/11/2013	Citibank	¥7,201,800	$72,000	617
Japanese yen	7/12/2013	JPMorgan Chase	¥8,914,146	$89,830	52
Japanese yen	7/12/2013	Barclays Bank PLC	¥5,460,232	$55,024	32
Japanese yen	7/16/2013	Bank of America, N.A.	¥1,316,830	$13,626	(348)
Japanese yen	7/16/2013	Bank of America, N.A.	¥651,043	$6,779	(215)
Japanese yen	7/16/2013	Bank of America, N.A.	¥1,287,515	$13,639	(657)
Japanese yen	7/16/2013	Barclays Bank PLC	¥2,724,072	$28,047	(580)
Japanese yen	7/17/2013	HSBC Bank	¥1,947,301	$20,585	(949)
					US$(2,660)

Sales:
Australian dollars	7/25/2013	HSBC Bank	$7,567	A$8,230	US $56
Brazilian reais	7/15/2013	Citibank	$11,154	BRL23,500	462
British pounds	7/15/2013	JPMorgan Chase	€6,468	£5,510	40
British pounds	7/17/2013	Bank of New York Mellon	$13,489	£8,600	410
British pounds	7/18/2013	UBS AG	$1,961	£1,250	60
British pounds	7/18/2013	UBS AG	$3,644	£2,325	109
British pounds	7/19/2013	HSBC Bank	$89,674	£57,140	2,779
British pounds	7/19/2013	Citibank	€24,808	£21,070	253
British pounds	7/22/2013	Citibank	€45,904	£39,350	(82)
British pounds	7/23/2013	Bank of New York Mellon	$6,547	£4,200	160
British pounds	7/24/2013	UBS AG	$14,039	£9,075	239
British pounds	7/25/2013	HSBC Bank	$1,935	£1,250	34
British pounds	7/29/2013	Citibank	$8,002	£5,175	133
British pounds	7/31/2013	HSBC Bank	$11,296	£7,375	81
British pounds	8/2/2013	Barclays Bank PLC	$8,347	£5,500	(16)
Canadian dollars	7/12/2013	HSBC Bank	$1,207	C$1,250	18
Canadian dollars	7/22/2013	HSBC Bank	$482	C$500	7
Canadian dollars	7/22/2013	HSBC Bank	$1,217	C$1,250	29
Canadian dollars	7/22/2013	HSBC Bank	A$790	C$750	9
Chilean pesos	7/15/2013	Citibank	$10,208	CLP5,193,975	73
Colombian pesos	7/11/2013	Citibank	$3,557	COP6,680,325	45
Euros	7/3/2013	Citibank	¥1,390,209	€10,570	258
Euros	7/10/2013	Bank of New York Mellon	¥1,430,477	€11,120	(51)
Euros	7/10/2013	Citibank	$14,537	€11,225	(74)
Euros	7/10/2013	JPMorgan Chase	$29,106	€22,000	477
Euros	7/10/2013	HSBC Bank	$13,796	€10,569	39
Euros	7/12/2013	JPMorgan Chase	$13,917	€10,645	60
Euros	7/15/2013	JPMorgan Chase	$48,903	€37,360	270
Euros	7/16/2013	Bank of America, N.A.	¥1,304,496	€10,170	(85)
Euros	7/16/2013	Bank of America, N.A.	¥1,285,602	€10,210	(328)
Euros	7/16/2013	Bank of America, N.A.	¥1,955,285	€15,270	(162)

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales (continued):
Euros	7/16/2013	Citibank	¥1,982,925	€15,430	US$ (91)
Euros	7/17/2013	HSBC Bank	$56,649	€42,510	1,311
Euros	7/17/2013	HSBC Bank	$24,454	€18,700	141
Euros	7/18/2013	Bank of New York Mellon	¥3,474,089	€27,500	(768)
Euros	7/18/2013	UBS AG	$52,930	€39,725	1,217
Euros	7/18/2013	Bank of America, N.A.	¥644,693	€5,080	(112)
Euros	7/22/2013	UBS AG	$1,508	€1,125	44
Euros	7/24/2013	Bank of New York Mellon	$131,958	€100,000	1,779
Euros	7/25/2013	HSBC Bank	$4,399	€3,324	73
Euros	7/26/2013	Bank of New York Mellon	$28,130	€21,475	174
Euros	7/26/2013	JPMorgan Chase	$1,541	€1,150	44
Euros	7/29/2013	JPMorgan Chase	$143,302	€108,750	1,729
Euros	7/31/2013	Citibank	¥1,993,290	€15,691	(327)
Euros	8/2/2013	Bank of New York Mellon	$25,999	€20,000	(38)
Euros	8/2/2013	Barclays Bank PLC	$19,518	€15,020	(36)
Israeli shekels	7/24/2013	HSBC Bank	$4,536	ILS16,525	(4)
Japanese yen	7/17/2013	HSBC Bank	$21,494	¥2,090,000	420
Mexican pesos	7/17/2013	HSBC Bank	$43,558	MXN544,925	604
Polish zloty	7/19/2013	UBS AG	$40,727	PLN124,375	1,761
Polish zloty	7/24/2013	Citibank	$3,792	PLN12,475	44
Russian rubles	7/18/2013	Citibank	$3,684	RUB118,600	88
Russian rubles	7/22/2013	JPMorgan Chase	$13,687	RUB438,200	223
South Korean won	7/29/2013	Citibank	$7,863	KRW9,188,000	(93)
Swedish kronor	7/25/2013	HSBC Bank	$13,596	SKr89,250	295
Turkish lira	7/16/2013	UBS AG	$13,041	TRY24,375	218
Turkish lira	7/19/2013	HSBC Bank	$9,397	TRY17,775	210
Turkish lira	7/22/2013	Citibank	$27,956	TRY54,430	(133)
Turkish lira	7/29/2013	JPMorgan Chase	$12,838	TRY25,000	(60)
					US$14,016
Forward currency contracts — net					US$11,356

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Step bond; coupon rate will increase at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,283,568,000, which represented 9.95% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $10,843,000, which represented .08% of the net assets of the fund.
[7]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $2,014,000, which represented less than .01% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $43,931,000, which represented .34% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	dates	(000)	(000)	net assets

Beech Holdings, LLC	1/6/2010–2/15/2013	$ 3,443	$ 2,555.02%
CEVA Group PLC, Series A-2, 2.268% convertible preferred	3/10/2010–1/21/2011	1,687	1,035.01
Total restricted securities		$5,130	$3,590.03%

[12]	Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$ 2,415,402	$ —	$ 2,415,402
Japanese yen	—	974,191	—	974,191
Mexican pesos	—	580,252	—	580,252
Polish zloty	—	476,645	—	476,645
Swedish kronor	—	429,092	—	429,092
British pounds	—	394,112	—	394,112
South Korean won	—	214,692	—	214,692
Norwegian kroner	—	208,133	—	208,133
Malaysian ringgits	—	150,279	—	150,279
U.S. dollars	—	5,594,365	—	5,594,365
Other currencies	—	1,159,595	—	1,159,595
Convertible securities	—	—	1,866	1,866
Preferred securities	—	3,761	—	3,761
Common stocks	—	—	3,033	3,033
Short-term securities	—	840,130	—	840,130
Total	$—	$13,440,649	$4,899	$13,445,548

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 18,708	$—	$ 18,708
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(7,352)	—	(7,352)
Total	$—	$11,356	$—	$11,356

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 260,792
Gross unrealized depreciation on investment securities	(430,387)
Net unrealized depreciation on investment securities	(169,595)
Cost of investment securities for federal income tax purposes	13,615,143

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-031-0813O-S37742

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2013